Borrowings and Debt Securities - Repayment Schedule of Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 19,855,487	₩ 15,435,895
Debt Securities	113,975,000	105,366,315
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	16,447,973	12,458,627
Debt Securities	24,681,439	10,205,395
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,649,696	1,472,655
Debt Securities	64,342,617	65,278,587
Over 5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,757,818	1,504,613
Debt Securities	₩ 24,950,944	₩ 29,882,333